Deposits (Tables)	6 Months Ended
Apr. 30, 2020
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Summary of Deposits

	As at
	April 30, 2020						January 31 2020	October 31 2019
	Payable on demand (1)		Payable after notice (2)		Payable on a fixed date (3)
($ millions)	Interest- bearing	Non-interest- bearing				Total	Total	Total
Personal	$8,703	$8,234	$137,311		$80,113	$234,361	$223,881	$224,800
Business and government	118,505	27,482	49,176		319,281	514,444	488,658	461,851
Financial institutions	9,986	835	1,341		36,723	48,885	51,311	46,739
	$137,194	$36,551	$187,828	(4)	$436,117	$797,690	$763,850	$733,390
Recorded in:
Canada	$97,969	$19,415	$146,780		$285,454	$549,618	$513,115	$503,158
United States	24,992	111	13,167		55,335	93,605	96,103	75,675
United Kingdom	–	–	129		18,335	18,464	24,832	20,310
Mexico	8	4,851	6,157		11,813	22,829	23,845	23,672
Peru	6,431	179	5,255		8,284	20,149	18,428	18,738
Chile	3,492	4,434	130		16,479	24,535	22,732	22,714
Colombia	36	637	4,452		4,614	9,739	10,033	9,846
Other International	4,266	6,924	11,758		35,803	58,751	54,762	59,277
Total (5)	$137,194	$36,551	$187,828		$436,117	$797,690	$763,850	$733,390
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $133 (January 31, 2020 – $136; October 31, 2019 – $137) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $276,250 (January 31, 2020 – $279,290; October 31, 2019 – $250,886), deposits denominated in Chilean pesos amount to $22,257 (January 31, 2020 – $20,641; October 31, 2019 – $21,021), deposits denominated in Mexican pesos amount to $19,956 (January 31, 2020 – $21,474; October 31, 2019 – $21,039) and deposits denominated in other foreign currencies amount to $89,951 (January 31, 2020 – $84,144; October 31, 2019 – $83,837).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at April 30, 2020	$53,929	$22,582	$42,494	$97,005	$16,354	$232,364
As at January 31, 2020	$42,739	$33,212	$39,654	$91,334	$18,949	$225,888
As at October 31, 2019	$48,411	$23,797	$43,377	$91,687	$14,616	$221,888
(1)	The majority of foreign term deposits are in excess of $100,000.